OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Other Investments [Abstract]
OTHER INVESTMENTS [Text Block]

4. OTHER INVESTMENTS

	December 31,	December 31,
	2024	2023
Balance, beginning of the year	$5,135	$10,035
Investment additions, at cost	1,000	73
Proceeds from disposals	(3,292)	(2,451)
Loss on investments	(1,773)	(2,522)
Balance, end of the year	$1,070	$5,135

The Company holds $1,050 in marketable securities that are classified as Level 1 and $20 in marketable securities that are classified as Level 3 in the fair value hierarchy (Note 19) and are classified as financial assets measured at FVTPL. Marketable securities classified as Level 3 in the fair value hierarchy are share purchase warrants and the fair value at each period end has been estimated using the Black-Scholes Option Pricing Model.